Vessels (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Vessels

June 30, 2012	Cost	Accumulated depreciation	Net book value
Vessels	$5,339,553	$470,554	$4,868,999
Vessels under construction	30,017	—	30,017

	$5,369,570	$470,554	$4,899,016

December 31, 2011	Cost	Accumulated depreciation	Net book value
Vessels	$4,684,325	$394,994	$4,289,331
Vessels under construction	407,918	—	407,918

	$5,092,243	$394,994	$4,697,249